PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [text block] [Table Text Block]
	Development			Office	Mining
	Assets	Land	Buildings	Equipment	Equipment	Total
COST
Balance, August 31, 2016	$422,658	$8,547	$10,500	$2,411	$45,234	$489,350
Additions	130,868 [1]	-	2,655	529	2,046	136,098
Impairment and transfer to Asset Held for Sale	(604,974)	(9,648)	(14,506)	(898)	(52,157)	(682,183	) [2]
Foreign exchange movement	51,448	1,101	1,351	247	5,825	59,972
Balance, August 31, 2017	$-	$-	$-	$2,289	$948	$3,237
Disposals	-	-	-	(50)	(169)	(219)
Foreign exchange movement	-	-	-	(200)	(108)	(308)
Balance August 31, 2018	$-	$-	$-	$2,039	$671	$2,710

ACCUMULATED DEPRECIATION
Balance, August 31, 2016	-	-	1,587	1,407	16,660	19,654
Depreciation	-	-	962	516	7,750	9,228
Transfer to Asset Held for Sale	-	-	(2,753)	(599)	(26,319)	(29,671	) [2]
Foreign exchange movement	-	-	204	134	2,145	2,483
Balance, August 31, 2017	$-	$-	$-	$1,458	$236	$1,694
Depreciation	-	-	-	310	37	347
Disposals	-	-	-	(45)	(198)	(243)
Foreign exchange movement	-	-	-	(118)	(27)	(145)
Balance August 31, 2018	$-	$-	$-	$1,605	$48	$1,653

Net book value, August 31, 2017	$-	$-	$-	$831	$712	$1,543

Net book value, August 31, 2018	$-	$-	$-	$434	$623	$1,057